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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

John F. Splain, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         August 31, 2010

Date of reporting period:       May 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Consumer Discretionary - 12.6%
Diversified Consumer Services - 3.1%
Apollo Group, Inc. - Class A*	7,078	$376,267

Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	4,679	312,885

Media - 3.7%
Discovery Communications, Inc. - Class A*	12,042	453,502

Specialty Retail - 3.2%
Staples, Inc.	18,398	395,925

Consumer Staples - 2.4%
Personal Products - 2.4%
Estée Lauder Cos., Inc. (The) - Class A	5,084	296,245

Energy - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Alpha Natural Resources, Inc.*	4,975	190,891
Southwestern Energy Co.*	8,530	320,813
XTO Energy, Inc.	8,070	344,912
		856,616
Financials - 11.0%
Capital Markets - 6.9%
Janus Capital Group, Inc.	36,168	385,551
TD AMERITRADE Holding Corp.*	25,607	454,012
		839,563
Diversified Financial Services - 4.1.%
IntercontinentalExchange, Inc.*	4,287	497,849

Health Care - 17.5%
Biotechnology - 3.5%
Amgen, Inc.*	8,343	432,001

Health Care Equipment & Supplies - 3.5%
Medtronic, Inc.	10,978	430,118

Pharmaceuticals - 10.5%
Johnson & Johnson	7,394	431,070
Novo Nordisk A/S - ADR	6,276	482,122
Perrigo Co.	6,340	376,659
		1,289,851

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Industrials - 11.2%
Aerospace & Defense - 3.1%
L-3 Communications Holdings, Inc.	4,582	$378,611

Commercial Services & Supplies - 2.4%
Waste Management, Inc.	9,265	301,205

Electrical Equipment - 2.8%
Rockwell Automation, Inc.	6,490	346,761

Machinery - 2.9%
Flowserve Corp.	3,700	351,870

Information Technology - 28.8%
Communications Equipment - 2.5%
Cisco Systems, Inc.*	13,025	301,659

Computers & Peripherals - 5.5%
Apple, Inc.*	1,258	323,507
EMC Corp.*	18,978	353,370
		676,877
Electronic Equipment, Instruments & Components - 7.1%
Amphenol Corp. - Class A	7,088	300,531
Corning, Inc.	16,005	278,967
Dolby Laboratories, Inc. - Class A*	4,306	284,239
		863,737
Internet Software & Services - 3.2%
eBay, Inc.*	18,229	390,283

IT Services - 2.9%
Visa, Inc. - Class A	4,914	356,068

Semiconductors & Semiconductor Equipment - 5.2%
Marvell Technology Group Ltd.*	16,199	307,457
Texas Instruments, Inc.	13,541	330,671
		638,128
Software - 2.4%
Oracle Corp.	13,287	299,888

Materials - 1.3%
Chemicals - 1.3%
Potash Corp. of Saskatchewan, Inc.	1,565	155,232

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Telecommunication Services - 4.5%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	10,181	$280,181

Wireless Telecommunication Services - 2.2%
Millicom International Cellular S.A.	3,403	272,002

Total Common Stocks (Cost $9,184,741)		$11,793,324

MONEY MARKET FUNDS - 3.4%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.18%(a)	105,986	$105,986
Fidelity Institutional Money Market Portfolio - Select Class, 0.17%(a)	317,960	317,960
Total Money Market Funds (Cost $423,946)		$423,946

Total Investments at Value — 99.7% (Cost $9,608,687)		$12,217,270

Other Assets in Excess of Liabilities — 0.3%		31,450

Net Assets — 100.0%		$12,248,720

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of May 31, 2010.

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Consumer Discretionary - 12.1%
Internet & Catalog Retail - 4.7%
Netflix, Inc.*	4,390	$487,948

Textiles, Apparel & Luxury Goods - 7.4%
Deckers Outdoor Corp.*	2,773	401,309
Phillips-Van Heusen Corp.	6,515	356,566
		757,875
Consumer Staples - 8.3%
Beverages - 4.1%
Viña Concha y Toro S.A. - ADR	10,212	423,696

Personal Products - 4.2%
Inter Parfums, Inc.	27,394	428,168

Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Berry Petroleum Co. - Class A	13,600	418,064

Financials - 3.9%
Consumer Finance - 3.9%
EZCORP, Inc.*	22,047	403,681

Health Care - 11.9%
Biotechnology - 4.1%
Cubist Pharmaceuticals, Inc.*	19,441	417,981

Health Care Providers & Services - 3.8%
Odyssey Healthcare, Inc.*	14,881	395,239

Life Sciences Tools & Services - 4.0%
Bio-Rad Laboratories, Inc. - Class A*	4,420	413,579

Industrials - 11.6%
Aerospace & Defense - 3.4%
Elbit Systems Ltd.	6,824	354,166

Electrical Equipment - 4.0%
AZZ, Inc.	11,023	406,969

Professional Services - 4.2%
Acacia Research Corp.*	28,444	428,082

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Information Technology - 42.8%
Communications Equipment - 4.1%
DG FastChannel, Inc.*	9,991	$424,318

Computers & Peripherals - 4.0%
Synaptics, Inc.*	13,730	410,802

Internet Software & Services - 3.8%
Open Text Corp.*	9,237	393,496

IT Services - 7.8%
ManTech International Corp.*	8,675	401,045
Wright Express Corp.*	12,640	396,896
		797,941
Semiconductors & Semiconductor Equipment - 15.3%
Cohu, Inc.	28,100	393,681
Monolithic Power Systems, Inc.*	18,180	348,874
NetLogic Microsystems, Inc.*	14,640	421,193
Volterra Semiconductor Corp.*	17,800	417,410
		1,581,158
Software - 7.8%
Blackboard, Inc.*	9,685	387,787
Ebix, Inc.*	27,235	416,151
		803,938
Materials - 4.1%
Chemicals - 4.1%
Balchem Corp.	17,423	423,205

Total Common Stocks (Cost $8,203,919)		$10,170,306

MONEY MARKET FUNDS - 1.3%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.18%(a)	32,912	$32,912
Fidelity Institutional Money Market Portfolio - Select Class, 0.17%(a)	98,735	98,735
Total Money Market Funds (Cost $131,647)		$131,647

Total Investments at Value — 100.1% (Cost $8,335,566)		$10,301,953

Liabilities in Excess of Other Assets — (0.1%)		(6,314)

Net Assets — 100.0%		$10,295,639

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of May 31, 2010.

See accompanying notes to Schedules of Investments.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2010 (Unaudited)

1.  Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask price.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$11,793,324	$-	$-	$11,793,324
Money Market Funds	-	423,946	-	423,946
Total	$11,793,324	$423,946	$-	$12,217,270

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$10,170,306	$-	$-	$10,170,306
Money Market Funds	-	131,647	-	131,647
Total	$10,170,306	$131,647	$-	$10,301,953

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

During the period, the Funds did not have any significant transfers in and out of Level 1 or Level 2.

The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at May 31, 2010.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis as of May 31, 2010:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Tax cost of portfolio investments	$9,697,930	$8,336,537

Gross unrealized appreciation	$2,863,914	$2,230,082
Gross unrealized depreciation	(344,574)	(264,666)

Net unrealized appreciation	$2,519,340	$1,965,416

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President
Date	July 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President
Date	July 14, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	July 14, 2010

* Print the name and title of each signing officer under his or her signature.